RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Borrowing relationship exceeds level	$ 60,000
Related party entity ownership percentage (in hundredths)	10.00%
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	214,000	271,000
New loans and advances	0	203,000
Repayments	(6,000)	(260,000)
Balance at end of year	208,000	214,000
Directors and executive officers deposit	$ 800,000	$ 1,000,000